John Hancock
Multimanager Lifetime Portfolios
Quarterly portfolio holdings 11/30/2021

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Redwood Investment Management, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER 2065 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	15,400	$1,012,686
Capital Appreciation, Class NAV, JHF II (Jennison)	25,531	628,055
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	42,121	530,721
Disciplined Value, Class NAV, JHF III (Boston Partners)	30,061	762,345
Disciplined Value International, Class NAV, JHIT (Boston Partners)	51,778	711,431
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	93,106	1,259,718
Equity Income, Class NAV, JHF II (T. Rowe Price)	53,298	1,151,770
Financial Industries, Class NAV, JHIT II (MIM US) (B)	11,438	265,360
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	8,606	688,503
International Dynamic Growth, Class NAV, JHIT (Axiom)	7,193	123,354
International Growth, Class NAV, JHF III (Wellington)	11,849	461,408
International Small Company, Class NAV, JHF II (DFA)	27,642	353,814
Mid Cap Growth, Class NAV, JHIT (Wellington)	41,803	846,924
Mid Value, Class NAV, JHF II (T. Rowe Price)	53,970	1,035,135
Small Cap Growth, Class NAV, JHF II (Redwood)	7,169	199,356
Small Cap Value, Class NAV, JHF II (Wellington)	11,021	264,281
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	378,274	5,560,625
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	2,753	44,854
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	10,035	88,809
High Yield, Class NAV, JHBT (MIM US) (B)	26,417	89,553
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,057	44,754
Alternative and specialty - 3.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	22,739	231,255
Health Sciences, Class NAV, JHF II (T. Rowe Price)	41,286	266,705
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	24,256	132,680

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $16,595,932)		$16,754,096
UNAFFILIATED INVESTMENT COMPANIES - 3.4%
Equity - 3.4%
Fidelity 500 Index Fund	497	78,865
Fidelity Emerging Markets Index Fund	25,807	313,550
Fidelity International Index Fund	2,405	116,546
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2065 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fidelity Small Cap Index Fund	3,162	$88,453

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $610,072)		$597,414
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.0%
U.S. Government - 2.0%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$177,000	109,584
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	31,000	18,186
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	245,000	145,901
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	145,000	90,944

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $337,102)		$364,615
SHORT-TERM INVESTMENTS - 0.7%
Short-term funds - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	116,958	116,958

TOTAL SHORT-TERM INVESTMENTS (Cost $116,958)		$116,958
Total investments (Cost $17,660,064) - 100.6%		$17,833,083
Other assets and liabilities, net - (0.6%)		(112,911)
TOTAL NET ASSETS - 100.0%		$17,720,172
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	177,470	$11,670,439
Capital Appreciation, Class NAV, JHF II (Jennison)	295,393	7,266,660
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	488,873	6,159,805
Disciplined Value, Class NAV, JHF III (Boston Partners)	344,985	8,748,815
Disciplined Value International, Class NAV, JHIT (Boston Partners)	588,666	8,088,272
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,066,054	14,423,712
Equity Income, Class NAV, JHF II (T. Rowe Price)	607,384	13,125,561
Financial Industries, Class NAV, JHIT II (MIM US) (B)	128,961	2,991,887
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	99,856	7,988,446
International Dynamic Growth, Class NAV, JHIT (Axiom)	83,009	1,423,605
International Growth, Class NAV, JHF III (Wellington)	135,624	5,281,182
International Small Company, Class NAV, JHF II (DFA)	316,834	4,055,480
Mid Cap Growth, Class NAV, JHIT (Wellington)	473,566	9,594,446
MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Mid Value, Class NAV, JHF II (T. Rowe Price)	611,862	$11,735,507
Small Cap Growth, Class NAV, JHF II (Redwood)	81,542	2,267,694
Small Cap Value, Class NAV, JHF II (Wellington)	124,258	2,979,713
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	4,346,323	63,890,945
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	31,297	509,827
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	116,004	1,026,634
High Yield, Class NAV, JHBT (MIM US) (B)	302,842	1,026,634
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	46,538	513,317
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	260,767	2,652,001
Health Sciences, Class NAV, JHF II (T. Rowe Price)	474,266	3,063,759
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	279,081	1,526,572

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $161,000,560)		$192,010,913
UNAFFILIATED INVESTMENT COMPANIES - 3.4%
Equity - 3.4%
Fidelity 500 Index Fund	5,764	915,347
Fidelity Emerging Markets Index Fund	296,173	3,598,505
Fidelity International Index Fund	27,522	1,333,709
Fidelity Small Cap Index Fund	35,812	1,001,660

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $6,084,328)		$6,849,221
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	4,248	2,895

TOTAL COMMON STOCKS (Cost $1,807)		$2,895
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$2,068,600	1,280,714
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	363,000	212,956
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	2,866,000	1,706,744
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	1,687,500	1,058,399

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $3,963,579)		$4,258,813
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	12,513	12,513
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $12,513)	$12,513
Total investments (Cost $171,062,787) - 100.0%	$203,134,355
Other assets and liabilities, net - (0.0%)	(9,988)
TOTAL NET ASSETS - 100.0%	$203,124,367
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	306,380	$20,147,569
Capital Appreciation, Class NAV, JHF II (Jennison)	509,992	12,545,812
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	850,589	10,717,427
Disciplined Value, Class NAV, JHF III (Boston Partners)	592,326	15,021,379
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,004,612	13,803,366
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,826,040	24,706,319
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,040,752	22,490,647
Financial Industries, Class NAV, JHIT II (MIM US) (B)	221,153	5,130,750
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	173,715	13,897,198
International Dynamic Growth, Class NAV, JHIT (Axiom)	141,806	2,431,976
International Growth, Class NAV, JHF III (Wellington)	232,186	9,041,333
International Small Company, Class NAV, JHF II (DFA)	540,770	6,921,859
Mid Cap Growth, Class NAV, JHIT (Wellington)	807,536	16,360,675
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,048,425	20,108,789
Small Cap Growth, Class NAV, JHF II (Redwood)	138,960	3,864,476
Small Cap Value, Class NAV, JHF II (Wellington)	210,468	5,047,020
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,490,532	110,110,827
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	54,568	888,916
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	201,301	1,781,512
High Yield, Class NAV, JHBT (MIM US) (B)	528,025	1,790,005
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	81,143	895,002
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	454,665	4,623,940
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	818,431	$5,287,066
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	474,591	2,596,011

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $272,173,136)		$330,209,874
UNAFFILIATED INVESTMENT COMPANIES - 3.4%
Equity - 3.4%
Fidelity 500 Index Fund	10,019	1,590,998
Fidelity Emerging Markets Index Fund	505,964	6,147,461
Fidelity International Index Fund	47,034	2,279,285
Fidelity Small Cap Index Fund	60,922	1,703,984

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $10,314,499)		$11,721,728
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	12,063	8,221

TOTAL COMMON STOCKS (Cost $5,131)		$8,221
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$3,553,700	2,200,171
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	622,000	364,900
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	4,923,000	2,931,716
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	2,898,500	1,817,938

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $6,799,008)		$7,314,725
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	14,893	14,893

TOTAL SHORT-TERM INVESTMENTS (Cost $14,893)		$14,893
Total investments (Cost $289,306,667) - 100.0%		$349,269,441
Other assets and liabilities, net - (0.0%)		(11,505)
TOTAL NET ASSETS - 100.0%		$349,257,936
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.5%
Equity - 89.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	516,072	$33,936,927
Capital Appreciation, Class NAV, JHF II (Jennison)	856,210	21,062,774
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,418,373	17,871,495
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,004,863	25,483,319
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,691,437	$23,240,348
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,074,779	41,601,757
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,758,986	38,011,678
Financial Industries, Class NAV, JHIT II (MIM US) (B)	375,608	8,714,116
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	289,422	23,153,747
International Dynamic Growth, Class NAV, JHIT (Axiom)	240,262	4,120,489
International Growth, Class NAV, JHF III (Wellington)	391,760	15,255,128
International Small Company, Class NAV, JHF II (DFA)	911,676	11,669,457
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,368,196	27,719,649
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,770,533	33,958,831
Small Cap Growth, Class NAV, JHF II (Redwood)	235,459	6,548,126
Small Cap Value, Class NAV, JHF II (Wellington)	356,564	8,550,405
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	12,679,964	186,395,470
Fixed income - 1.5%
Bond, Class NAV, JHSB (MIM US) (B)	91,772	1,494,964
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	340,158	3,010,399
High Yield, Class NAV, JHBT (MIM US) (B)	888,023	3,010,399
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	136,464	1,505,199
Alternative and specialty - 3.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	764,647	7,776,463
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,381,685	8,925,686
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	806,285	4,410,380

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $444,642,621)		$557,427,206
UNAFFILIATED INVESTMENT COMPANIES - 3.4%
Equity - 3.4%
Fidelity 500 Index Fund	16,669	2,647,084
Fidelity Emerging Markets Index Fund	853,656	10,371,915
Fidelity International Index Fund	79,750	3,864,686
Fidelity Small Cap Index Fund	102,578	2,869,095

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $17,207,610)		$19,752,780
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	24,454	16,666

TOTAL COMMON STOCKS (Cost $10,402)		$16,666
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.1%
U.S. Government - 2.1%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$6,011,000	$3,721,538
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	1,052,000	617,162
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	8,328,000	4,959,442
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	4,902,400	3,074,783

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $11,496,091)		$12,372,925
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	24,025	24,025

TOTAL SHORT-TERM INVESTMENTS (Cost $24,025)		$24,025
Total investments (Cost $473,380,749) - 100.0%		$589,593,602
Other assets and liabilities, net - (0.0%)		(21,535)
TOTAL NET ASSETS - 100.0%		$589,572,067
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 94.4%
Equity - 88.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	847,599	$55,738,095
Capital Appreciation, Class NAV, JHF II (Jennison)	1,405,119	34,565,928
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,360,268	29,739,373
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,638,730	41,558,184
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,786,993	38,293,281
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,947,543	66,940,255
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,872,838	62,082,034
Financial Industries, Class NAV, JHIT II (MIM US) (B)	615,383	14,276,895
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	474,578	37,966,275
International Dynamic Growth, Class NAV, JHIT (Axiom)	395,580	6,784,196
International Growth, Class NAV, JHF III (Wellington)	645,325	25,128,970
International Small Company, Class NAV, JHF II (DFA)	1,499,654	19,195,571
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,198,139	44,534,289
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,875,462	55,151,364
Small Cap Growth, Class NAV, JHF II (Redwood)	380,092	10,570,358
Small Cap Value, Class NAV, JHF II (Wellington)	577,278	13,843,137
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	20,779,786	$305,462,861
Fixed income - 1.9%
Bond, Class NAV, JHSB (MIM US) (B)	151,040	2,460,438
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	896,102	7,930,500
High Yield, Class NAV, JHBT (MIM US) (B)	1,608,324	5,452,218
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	224,775	2,479,272
Alternative and specialty - 3.8%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,258,977	12,803,792
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	209,682	2,426,026
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,280,397	14,731,365
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,313,665	7,185,746

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $660,129,170)		$917,300,423
UNAFFILIATED INVESTMENT COMPANIES - 3.3%
Equity - 3.3%
Fidelity 500 Index Fund	27,283	4,332,510
Fidelity Emerging Markets Index Fund	1,379,780	16,764,333
Fidelity International Index Fund	131,547	6,374,756
Fidelity Small Cap Index Fund	169,507	4,741,102

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $27,213,208)		$32,212,701
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	45,339	30,900

TOTAL COMMON STOCKS (Cost $19,285)		$30,900
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.3%
U.S. Government - 2.3%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$10,689,500	6,618,097
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	1,872,000	1,098,221
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	14,809,000	8,818,969
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	8,718,000	5,467,925

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $20,343,138)		$22,003,212
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	522,613	522,613

TOTAL SHORT-TERM INVESTMENTS (Cost $522,613)		$522,613
Total investments (Cost $708,227,414) - 100.0%		$972,069,849
Other assets and liabilities, net - 0.0%		5,192
TOTAL NET ASSETS - 100.0%		$972,075,041
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 92.0%
Equity - 80.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	840,867	$55,295,437
Capital Appreciation, Class NAV, JHF II (Jennison)	1,364,103	33,556,923
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,710,240	21,549,027
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,590,996	40,347,650
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,662,053	36,576,605
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,500,891	60,897,050
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,899,035	62,648,136
Financial Industries, Class NAV, JHIT II (MIM US) (B)	658,595	15,279,397
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	370,953	5,378,812
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	451,487	36,118,985
Global Equity, Class NAV, JHF II (MIM US) (B)	348,674	5,191,757
International Dynamic Growth, Class NAV, JHIT (Axiom)	277,253	4,754,882
International Growth, Class NAV, JHF III (Wellington)	650,909	25,346,415
International Small Company, Class NAV, JHF II (DFA)	1,622,873	20,772,778
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,061,675	41,769,535
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,661,665	51,050,736
Small Cap Growth, Class NAV, JHF II (Redwood)	335,461	9,329,182
Small Cap Value, Class NAV, JHF II (Wellington)	514,775	12,344,307
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	21,237,350	312,189,038
Fixed income - 6.4%
Bond, Class NAV, JHSB (MIM US) (B)	1,375,705	22,410,228
Core Bond, Class NAV, JHF II (Wells Capital)	711,371	9,198,030
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,818,524	16,093,937
High Yield, Class NAV, JHBT (MIM US) (B)	4,011,025	13,597,373
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	582,184	6,421,492
Alternative and specialty - 5.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,629,282	16,569,796
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,243,047	14,382,055
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,432,168	15,711,807
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,401,095	7,663,991

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $705,349,466)		$972,445,361
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

UNAFFILIATED INVESTMENT COMPANIES - 3.5%
Equity - 3.5%
Fidelity 500 Index Fund	42,058	$6,678,781
Fidelity Emerging Markets Index Fund	1,092,223	13,270,507
Fidelity International Index Fund	239,672	11,614,507
Fidelity Small Cap Index Fund	184,553	5,161,958

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,240,826)		$36,725,753
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	49,809	33,947

TOTAL COMMON STOCKS (Cost $21,187)		$33,947
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.5%
U.S. Government - 4.5%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$23,099,600	14,301,453
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	4,058,000	2,380,651
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	32,001,000	19,057,048
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	18,838,900	11,815,749

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $44,161,950)		$47,554,901
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	457,451	457,451

TOTAL SHORT-TERM INVESTMENTS (Cost $457,451)		$457,451
Total investments (Cost $780,230,880) - 100.0%		$1,057,217,413
Other assets and liabilities, net - (0.0%)		(12,185)
TOTAL NET ASSETS - 100.0%		$1,057,205,228
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.5%
Equity - 71.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	880,609	$57,908,828
Capital Appreciation, Class NAV, JHF II (Jennison)	1,415,901	34,831,153
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,365,936	29,810,792
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,608,439	40,790,016
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,743,799	37,699,792
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	4,406,775	59,623,672
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,131,829	67,678,829
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Financial Industries, Class NAV, JHIT II (MIM US) (B)	656,014	$15,219,527
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	460,888	6,682,877
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	446,076	35,686,112
Global Equity, Class NAV, JHF II (MIM US) (B)	529,105	7,878,368
International Dynamic Growth, Class NAV, JHIT (Axiom)	204,797	3,512,269
International Growth, Class NAV, JHF III (Wellington)	709,065	27,610,997
International Small Company, Class NAV, JHF II (DFA)	1,748,894	22,385,843
Mid Cap Growth, Class NAV, JHIT (Wellington)	2,016,659	40,857,504
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,646,231	50,754,707
Small Cap Growth, Class NAV, JHF II (Redwood)	315,123	8,763,568
Small Cap Value, Class NAV, JHF II (Wellington)	477,015	11,438,812
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,238,072	326,899,654
Fixed income - 12.6%
Bond, Class NAV, JHSB (MIM US) (B)	3,051,568	49,710,046
Core Bond, Class NAV, JHF II (Wells Capital)	2,427,394	31,386,201
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,227,268	28,561,323
High Yield, Class NAV, JHBT (MIM US) (B)	7,620,509	25,833,525
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,879,204	20,727,617
Alternative and specialty - 6.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,019,161	20,534,864
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	3,078,984	35,623,840
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,393,918	15,464,712
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,406,405	7,693,033

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $828,668,649)		$1,121,568,481
UNAFFILIATED INVESTMENT COMPANIES - 3.0%
Equity - 3.0%
Fidelity 500 Index Fund	27,585	4,380,539
Fidelity Emerging Markets Index Fund	762,177	9,260,445
Fidelity International Index Fund	372,805	18,066,108
Fidelity Small Cap Index Fund	213,706	5,977,367

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,030,280)		$37,684,459
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	52,909	36,060

TOTAL COMMON STOCKS (Cost $22,505)		$36,060
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.5%
U.S. Government - 6.5%
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	$38,895,400	$24,080,969
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	6,853,000	4,020,356
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	53,884,000	32,088,684
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	31,721,100	19,895,458

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $74,278,198)		$80,085,467
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	459,176	459,176

TOTAL SHORT-TERM INVESTMENTS (Cost $459,176)		$459,176
Total investments (Cost $934,458,808) - 100.0%		$1,239,833,643
Other assets and liabilities, net - (0.0%)		(15,143)
TOTAL NET ASSETS - 100.0%		$1,239,818,500
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.0%
Equity - 60.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	782,176	$51,435,875
Capital Appreciation, Class NAV, JHF II (Jennison)	1,171,246	28,812,648
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,369,874	42,460,414
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,415,959	35,908,715
Disciplined Value International, Class NAV, JHIT (Boston Partners)	2,634,202	36,193,940
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	3,954,269	53,501,265
Equity Income, Class NAV, JHF II (T. Rowe Price)	2,789,547	60,282,112
Financial Industries, Class NAV, JHIT II (MIM US) (B)	729,352	16,920,963
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,093,265	15,852,336
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	362,303	28,984,276
Global Equity, Class NAV, JHF II (MIM US) (B)	1,139,594	16,968,561
International Dynamic Growth, Class NAV, JHIT (Axiom)	267,981	4,595,881
International Growth, Class NAV, JHF III (Wellington)	649,636	25,296,840
International Small Company, Class NAV, JHF II (DFA)	1,927,844	24,676,405
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,946,273	39,431,485
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,512,707	48,193,723
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Small Cap Growth, Class NAV, JHF II (Redwood)	273,954	$7,618,664
Small Cap Value, Class NAV, JHF II (Wellington)	421,142	10,098,995
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	22,791,520	335,035,346
Fixed income - 20.2%
Bond, Class NAV, JHSB (MIM US) (B)	4,282,918	69,768,741
Core Bond, Class NAV, JHF II (Wells Capital)	4,331,148	56,001,749
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,241,690	46,388,958
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,924,879	15,937,999
High Yield, Class NAV, JHBT (MIM US) (B)	11,720,434	39,732,272
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,099,875	10,910,761
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,883,868	53,869,061
Alternative and specialty - 7.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,459,408	25,012,178
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	5,441,698	62,960,451
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,659,025	17,177,300
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,552,605	8,492,747

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $984,732,951)		$1,288,520,661
UNAFFILIATED INVESTMENT COMPANIES - 2.6%
Equity - 2.6%
Fidelity Emerging Markets Index Fund	551,730	6,703,522
Fidelity International Index Fund	482,002	23,357,792
Fidelity Small Cap Index Fund	252,070	7,050,401

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $31,064,861)		$37,111,715
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	59,458	40,523

TOTAL COMMON STOCKS (Cost $25,291)		$40,523
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.4%
U.S. Government - 8.4%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,073,035	1,117,759
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	2,905,202	3,117,475
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	3,508,452	3,774,258
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	815,794	884,547
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	54,593,900	33,800,244
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	9,628,000	5,648,327
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
U.S. Government - (continued)
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	75,635,000	$45,041,713
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	44,527,400	27,927,563

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $113,297,850)		$121,311,886
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	576,325	576,325

TOTAL SHORT-TERM INVESTMENTS (Cost $576,325)		$576,325
Total investments (Cost $1,129,697,278) - 100.0%		$1,447,561,110
Other assets and liabilities, net - (0.0%)		(26,939)
TOTAL NET ASSETS - 100.0%		$1,447,534,171
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 88.4%
Equity - 49.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	437,576	$28,774,971
Capital Appreciation, Class NAV, JHF II (Jennison)	604,888	14,880,243
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,804,998	47,942,975
Disciplined Value, Class NAV, JHF III (Boston Partners)	808,671	20,507,903
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,990,965	27,355,853
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,287,616	30,951,447
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,658,297	35,835,788
Financial Industries, Class NAV, JHIT II (MIM US) (B)	577,845	13,406,012
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,340,451	19,436,540
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	136,167	10,893,367
Global Equity, Class NAV, JHF II (MIM US) (B)	1,369,629	20,393,774
International Dynamic Growth, Class NAV, JHIT (Axiom)	221,881	3,805,263
International Growth, Class NAV, JHF III (Wellington)	481,918	18,765,888
International Small Company, Class NAV, JHF II (DFA)	1,482,092	18,970,772
Mid Cap Growth, Class NAV, JHIT (Wellington)	1,366,345	27,682,150
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,764,011	33,833,739
Small Cap Growth, Class NAV, JHF II (Redwood)	264,995	7,369,513
Small Cap Value, Class NAV, JHF II (Wellington)	407,368	9,768,683
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	17,117,919	$251,633,402
Fixed income - 29.5%
Bond, Class NAV, JHSB (MIM US) (B)	5,274,216	85,916,974
Core Bond, Class NAV, JHF II (Wells Capital)	5,110,038	66,072,786
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	5,642,562	49,936,676
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,961,952	24,524,965
High Yield, Class NAV, JHBT (MIM US) (B)	12,997,411	44,061,223
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,432,306	34,048,477
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	6,857,532	75,638,582
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	2,315,850	23,552,191
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	6,497,650	75,177,810
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,083,812	13,461,424
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,225,412	6,703,006

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $906,137,998)		$1,141,302,397
UNAFFILIATED INVESTMENT COMPANIES - 1.6%
Equity - 1.6%
Fidelity Emerging Markets Index Fund	463,626	5,633,055
Fidelity International Index Fund	325,731	15,784,945

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $18,491,419)		$21,418,000
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	43,019	29,319

TOTAL COMMON STOCKS (Cost $18,298)		$29,319
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.9%
U.S. Government - 9.9%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,410,540	3,552,690
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	9,237,388	9,912,331
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	11,149,740	11,994,463
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,593,075	2,811,613
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	48,459,100	30,002,059
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	8,552,000	5,017,085
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	67,132,000	39,978,056
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	39,519,500	24,786,611

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $120,386,881)		$128,054,908
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	747,841	$747,841

TOTAL SHORT-TERM INVESTMENTS (Cost $747,841)		$747,841
Total investments (Cost $1,045,782,437) - 100.0%		$1,291,552,465
Other assets and liabilities, net - 0.0%		17,522
TOTAL NET ASSETS - 100.0%		$1,291,569,987
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.0%
Equity - 38.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	97,510	$6,412,244
Capital Appreciation, Class NAV, JHF II (Jennison)	100,731	2,477,978
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	2,354,002	29,660,425
Disciplined Value, Class NAV, JHF III (Boston Partners)	103,555	2,626,150
Disciplined Value International, Class NAV, JHIT (Boston Partners)	784,984	10,785,682
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	925,983	12,528,552
Equity Income, Class NAV, JHF II (T. Rowe Price)	419,996	9,076,112
Financial Industries, Class NAV, JHIT II (MIM US) (B)	298,948	6,935,595
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	769,081	11,151,681
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	67,027	5,362,194
Global Equity, Class NAV, JHF II (MIM US) (B)	760,142	11,318,512
Global Shareholder Yield, Class NAV, JHF III (Epoch)	456,774	5,440,182
International Dynamic Growth, Class NAV, JHIT (Axiom)	231,862	3,976,439
International Growth, Class NAV, JHF III (Wellington)	128,165	4,990,746
International Small Company, Class NAV, JHF II (DFA)	683,296	8,746,184
Mid Cap Growth, Class NAV, JHIT (Wellington)	563,772	11,422,016
Mid Value, Class NAV, JHF II (T. Rowe Price)	734,859	14,094,604
Small Cap Growth, Class NAV, JHF II (Redwood)	108,270	3,011,001
Small Cap Value, Class NAV, JHF II (Wellington)	164,329	3,940,612
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	7,697,319	113,150,590
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - 40.5%
Bond, Class NAV, JHSB (MIM US) (B)	4,232,572	$68,948,605
Core Bond, Class NAV, JHF II (Wells Capital)	4,645,506	60,066,398
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	3,760,641	33,281,669
Floating Rate Income, Class NAV, JHF II (Bain Capital)	2,383,254	19,733,346
High Yield, Class NAV, JHBT (MIM US) (B)	8,859,312	30,033,067
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	3,302,596	32,761,756
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	4,317,565	47,622,737
Alternative and specialty - 10.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	1,334,485	13,571,717
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,274,330	49,453,993
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,104,554	7,135,420
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	641,784	3,510,559

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $535,769,123)		$643,226,766
UNAFFILIATED INVESTMENT COMPANIES - 1.2%
Equity - 1.2%
Fidelity International Index Fund	178,428	8,646,627

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $7,414,637)		$8,646,627
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	19,966	13,608

TOTAL COMMON STOCKS (Cost $8,493)		$13,608
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$3,259,388	3,395,238
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	8,827,425	9,472,414
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	10,655,647	11,462,937
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	2,478,864	2,687,776
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	21,115,300	13,072,931
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	3,726,000	2,185,881
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	29,254,000	17,421,171
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	17,263,400	10,827,596

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $66,671,173)		$70,525,944
SHORT-TERM INVESTMENTS - 0.1%
Short-term funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	509,052	509,052
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

Shares or Principal Amount	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $509,052)	$509,052
Total investments (Cost $610,372,478) - 100.0%	$722,921,997
Other assets and liabilities, net - 0.0%	30,401
TOTAL NET ASSETS - 100.0%	$722,952,398
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.3%
Equity - 33.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	36,292	$2,386,593
Capital Appreciation, Class NAV, JHF II (Jennison)	44,534	1,095,544
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	802,103	10,106,502
Disciplined Value, Class NAV, JHF III (Boston Partners)	41,961	1,064,126
Disciplined Value International, Class NAV, JHIT (Boston Partners)	278,781	3,830,453
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	201,458	2,725,727
Equity Income, Class NAV, JHF II (T. Rowe Price)	168,718	3,645,998
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	264,661	3,837,580
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	36,449	2,915,903
Global Equity, Class NAV, JHF II (MIM US) (B)	273,660	4,074,802
Global Shareholder Yield, Class NAV, JHF III (Epoch)	203,334	2,421,710
International Dynamic Growth, Class NAV, JHIT (Axiom)	63,907	1,096,010
International Growth, Class NAV, JHF III (Wellington)	51,340	1,999,184
International Small Company, Class NAV, JHF II (DFA)	195,796	2,506,185
Mid Cap Growth, Class NAV, JHIT (Wellington)	149,678	3,032,484
Mid Value, Class NAV, JHF II (T. Rowe Price)	193,256	3,706,648
Small Cap Growth, Class NAV, JHF II (Redwood)	27,522	765,389
Small Cap Value, Class NAV, JHF II (Wellington)	42,317	1,014,754
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	2,369,047	34,824,986
Fixed income - 46.9%
Bond, Class NAV, JHSB (MIM US) (B)	1,751,300	28,528,671
Core Bond, Class NAV, JHF II (Wells Capital)	1,929,873	24,953,263
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,396,066	12,355,180
Floating Rate Income, Class NAV, JHF II (Bain Capital)	1,097,578	9,087,947
High Yield, Class NAV, JHBT (MIM US) (B)	3,318,619	11,250,120
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,666,806	$16,534,719
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,634,711	18,030,859
Alternative and specialty - 8.6%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	448,817	4,564,464
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,524,126	17,634,142

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $194,521,540)		$229,989,943
UNAFFILIATED INVESTMENT COMPANIES - 0.9%
Equity - 0.9%
Fidelity International Index Fund	47,439	2,298,897

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,937,613)		$2,298,897
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	5,942	4,050

TOTAL COMMON STOCKS (Cost $2,528)		$4,050
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.8%
U.S. Government - 9.8%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,649,717	1,718,477
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	4,467,658	4,794,094
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	5,392,970	5,801,551
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,254,440	1,360,161
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	5,646,500	3,495,868
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	996,000	584,310
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	7,823,000	4,658,707
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	4,605,300	2,888,442

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,146,963)		$25,301,610
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	8,167	8,167

TOTAL SHORT-TERM INVESTMENTS (Cost $8,167)		$8,167
Total investments (Cost $220,616,811) - 100.0%		$257,602,667
Other assets and liabilities, net - 0.0%		2,005
TOTAL NET ASSETS - 100.0%		$257,604,672
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 11-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 89.8%
Equity - 27.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	15,933	$1,047,757
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	536,697	6,762,379
Disciplined Value International, Class NAV, JHIT (Boston Partners)	172,032	2,363,714
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	47,880	647,817
Equity Income, Class NAV, JHF II (T. Rowe Price)	69,125	1,493,796
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	162,137	2,350,989
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	24,812	1,984,983
Global Equity, Class NAV, JHF II (MIM US) (B)	175,383	2,611,454
Global Shareholder Yield, Class NAV, JHF III (Epoch)	167,542	1,995,430
International Dynamic Growth, Class NAV, JHIT (Axiom)	39,099	670,546
International Growth, Class NAV, JHF III (Wellington)	31,367	1,221,425
International Small Company, Class NAV, JHF II (DFA)	98,675	1,263,037
Mid Cap Growth, Class NAV, JHIT (Wellington)	62,569	1,267,647
Mid Value, Class NAV, JHF II (T. Rowe Price)	81,446	1,562,139
Small Cap Value, Class NAV, JHF II (Wellington)	28,106	673,982
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	1,345,859	19,784,131
Fixed income - 53.2%
Bond, Class NAV, JHSB (MIM US) (B)	1,295,682	21,106,659
Core Bond, Class NAV, JHF II (Wells Capital)	1,494,129	19,319,091
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	999,975	8,849,781
Floating Rate Income, Class NAV, JHF II (Bain Capital)	908,668	7,523,767
High Yield, Class NAV, JHBT (MIM US) (B)	2,382,483	8,076,618
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	1,455,269	14,436,267
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	1,180,711	13,023,244
Alternative and specialty - 9.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (C)	399,630	4,064,234
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	1,023,990	11,847,569

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $136,006,499)		$155,948,456
UNAFFILIATED INVESTMENT COMPANIES - 0.7%
Equity - 0.7%
Fidelity International Index Fund	26,463	1,282,385

TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $1,016,011)		$1,282,385
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(E)(F)	2,849	$1,942

TOTAL COMMON STOCKS (Cost $1,212)		$1,942
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.5%
U.S. Government - 9.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$1,425,128	1,484,527
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	3,859,241	4,141,222
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	4,658,361	5,011,287
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	1,083,333	1,174,633
U.S. Treasury STRIPS, PO, 1.768%, 11/15/2048	2,228,600	1,379,774
U.S. Treasury STRIPS, PO, 1.785%, 08/15/2051	394,000	231,143
U.S. Treasury STRIPS, PO, 1.812%, 05/15/2050	3,088,000	1,838,948
U.S. Treasury STRIPS, PO, 1.823%, 05/15/2047	1,822,600	1,143,134

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $15,816,464)		$16,404,668
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	6,090	6,090

TOTAL SHORT-TERM INVESTMENTS (Cost $6,090)		$6,090
Total investments (Cost $152,846,276) - 100.0%		$173,643,541
Other assets and liabilities, net - 0.0%		7,804
TOTAL NET ASSETS - 100.0%		$173,651,345
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
(E)	Restricted security as to resale.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the portfolios’ Pricing Committee, following procedures established by the Board of Trustees. The portfolios use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2065 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$16,754,096	$16,754,096	—	—
Unaffiliated investment companies	597,414	597,414	—	—
U.S. Government and Agency obligations	364,615	—	$364,615	—
Short-term investments	116,958	116,958	—	—
Total investments in securities	$17,833,083	$17,468,468	$364,615	—

Multimanager 2060 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$192,010,913	$192,010,913	—	—
Unaffiliated investment companies	6,849,221	6,849,221	—	—
Common stocks	2,895	—	—	$2,895
U.S. Government and Agency obligations	4,258,813	—	$4,258,813	—
Short-term investments	12,513	12,513	—	—
Total investments in securities	$203,134,355	$198,872,647	$4,258,813	$2,895

|	13

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2055 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$330,209,874	$330,209,874	—	—
Unaffiliated investment companies	11,721,728	11,721,728	—	—
Common stocks	8,221	—	—	$8,221
U.S. Government and Agency obligations	7,314,725	—	$7,314,725	—
Short-term investments	14,893	14,893	—	—
Total investments in securities	$349,269,441	$341,946,495	$7,314,725	$8,221

Multimanager 2050 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$557,427,206	$557,427,206	—	—
Unaffiliated investment companies	19,752,780	19,752,780	—	—
Common stocks	16,666	—	—	$16,666
U.S. Government and Agency obligations	12,372,925	—	$12,372,925	—
Short-term investments	24,025	24,025	—	—
Total investments in securities	$589,593,602	$577,204,011	$12,372,925	$16,666

Multimanager 2045 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$917,300,423	$917,300,423	—	—
Unaffiliated investment companies	32,212,701	32,212,701	—	—
Common stocks	30,900	—	—	$30,900
U.S. Government and Agency obligations	22,003,212	—	$22,003,212	—
Short-term investments	522,613	522,613	—	—
Total investments in securities	$972,069,849	$950,035,737	$22,003,212	$30,900

Multimanager 2040 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$972,445,361	$972,445,361	—	—
Unaffiliated investment companies	36,725,753	36,725,753	—	—
Common stocks	33,947	—	—	$33,947
U.S. Government and Agency obligations	47,554,901	—	$47,554,901	—
Short-term investments	457,451	457,451	—	—
Total investments in securities	$1,057,217,413	$1,009,628,565	$47,554,901	$33,947

Multimanager 2035 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,121,568,481	$1,121,568,481	—	—
Unaffiliated investment companies	37,684,459	37,684,459	—	—
Common stocks	36,060	—	—	$36,060
U.S. Government and Agency obligations	80,085,467	—	$80,085,467	—
Short-term investments	459,176	459,176	—	—
Total investments in securities	$1,239,833,643	$1,159,712,116	$80,085,467	$36,060

Multimanager 2030 Lifetime Portfolio
Investments in securities:
14	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager 2030 Lifetime Portfolio (continued)
Assets
Affiliated investment companies	$1,288,520,661	$1,288,520,661	—	—
Unaffiliated investment companies	37,111,715	37,111,715	—	—
Common stocks	40,523	—	—	$40,523
U.S. Government and Agency obligations	121,311,886	—	$121,311,886	—
Short-term investments	576,325	576,325	—	—
Total investments in securities	$1,447,561,110	$1,326,208,701	$121,311,886	$40,523

Multimanager 2025 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,141,302,397	$1,141,302,397	—	—
Unaffiliated investment companies	21,418,000	21,418,000	—	—
Common stocks	29,319	—	—	$29,319
U.S. Government and Agency obligations	128,054,908	—	$128,054,908	—
Short-term investments	747,841	747,841	—	—
Total investments in securities	$1,291,552,465	$1,163,468,238	$128,054,908	$29,319

Multimanager 2020 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$643,226,766	$643,226,766	—	—
Unaffiliated investment companies	8,646,627	8,646,627	—	—
Common stocks	13,608	—	—	$13,608
U.S. Government and Agency obligations	70,525,944	—	$70,525,944	—
Short-term investments	509,052	509,052	—	—
Total investments in securities	$722,921,997	$652,382,445	$70,525,944	$13,608

Multimanager 2015 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$229,989,943	$229,989,943	—	—
Unaffiliated investment companies	2,298,897	2,298,897	—	—
Common stocks	4,050	—	—	$4,050
U.S. Government and Agency obligations	25,301,610	—	$25,301,610	—
Short-term investments	8,167	8,167	—	—
Total investments in securities	$257,602,667	$232,297,007	$25,301,610	$4,050

Multimanager 2010 Lifetime Portfolio
Investments in securities:
Assets
Affiliated investment companies	$155,948,456	$155,948,456	—	—
Unaffiliated investment companies	1,282,385	1,282,385	—	—
Common stocks	1,942	—	—	$1,942
U.S. Government and Agency obligations	16,404,668	—	$16,404,668	—
Short-term investments	6,090	6,090	—	—
Total investments in securities	$173,643,541	$157,236,931	$16,404,668	$1,942
|	15

Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager 2065 Lifetime Portfolio
Absolute Return Currency	22,739	$149,119	$95,025	$(9,207)	$(104)	$(3,578)	—	—	$231,255
Blue Chip Growth	15,400	665,972	421,969	(59,104)	9,199	(25,350)	—	—	1,012,686
Bond	2,753	28,699	19,015	(2,209)	(23)	(628)	$289	—	44,854
Capital Appreciation	25,531	411,127	250,794	(44,128)	2,343	7,919	—	—	628,055
Capital Appreciation Value	42,121	346,752	203,666	(19,774)	(134)	211	—	—	530,721
Disciplined Value	30,061	498,086	307,031	(33,812)	8,208	(17,168)	—	—	762,345
Disciplined Value International	51,778	465,871	307,332	(22,538)	3,614	(42,848)	—	—	711,431
Emerging Markets Debt	10,035	57,932	39,913	(4,012)	24	(5,048)	833	—	88,809
Emerging Markets Equity	93,106	833,309	599,093	(57,122)	2,725	(118,287)	—	—	1,259,718
Equity Income	53,298	752,660	479,502	(49,057)	11,003	(42,338)	4,188	—	1,151,770
Financial Industries	11,438	174,095	102,177	(12,190)	3,307	(2,029)	—	—	265,360
Fundamental Large Cap Core	8,606	449,691	262,838	(23,136)	6,565	(7,455)	—	—	688,503
Health Sciences	41,286	173,850	118,254	(9,651)	943	(16,691)	—	—	266,705
High Yield	26,417	57,810	38,044	(4,349)	113	(2,065)	907	—	89,553
International Dynamic Growth	7,193	80,377	50,960	(5,760)	1,068	(3,291)	—	—	123,354
International Growth	11,849	301,961	203,196	(18,329)	2,930	(28,350)	—	—	461,408
International Small Company	27,642	231,550	158,356	(13,664)	2,633	(25,061)	—	—	353,814
Mid Cap Growth	41,803	—	1,108,642	(23,447)	(7,220)	(231,051)	—	$191,293	846,924
Mid Cap Stock	—	553,346	156,093	(698,026)	18,080	(29,493)	—	—	—
Mid Value	53,970	679,279	422,133	(56,883)	7,812	(17,206)	—	—	1,035,135
Science & Technology	24,256	87,210	57,495	(10,362)	718	(2,381)	—	—	132,680
16	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Small Cap Growth	7,169	$130,252	$82,522	$(13,838)	$3,732	$(3,312)	—	—	$199,356
Small Cap Value	11,021	172,671	112,620	(17,324)	4,335	(8,021)	—	—	264,281
Strategic Equity Allocation	378,274	3,636,192	2,234,320	(210,523)	35,973	(135,337)	—	—	5,560,625
Strategic Income Opportunities	4,057	28,929	19,078	(2,058)	35	(1,230)	$311	—	44,754
					$117,879	$(760,088)	$6,528	$191,293	$16,754,096
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	260,767	$2,676,410	$284,067	$(274,809)	$13,876	$(47,543)	—	—	$2,652,001
Blue Chip Growth	177,470	11,918,347	661,970	(678,997)	124,691	(355,572)	—	—	11,670,439
Bond	31,297	514,715	54,465	(50,041)	(408)	(8,904)	$4,072	—	509,827
Capital Appreciation	295,393	7,391,607	401,436	(661,212)	83,997	50,832	—	—	7,266,660
Capital Appreciation Value	488,873	6,217,135	284,593	(353,060)	9,577	1,560	—	—	6,159,805
Disciplined Value	344,985	8,916,753	487,621	(542,785)	93,847	(206,621)	—	—	8,748,815
Disciplined Value International	588,666	8,358,010	622,760	(444,928)	57,158	(504,728)	—	—	8,088,272
Emerging Markets Debt	116,004	1,039,332	111,184	(57,103)	(678)	(66,101)	11,718	—	1,026,634
Emerging Markets Equity	1,066,054	14,825,688	1,931,414	(822,606)	110,608	(1,621,392)	—	—	14,423,712
Equity Income	607,384	13,503,169	820,485	(822,924)	104,187	(479,356)	64,814	—	13,125,561
Financial Industries	128,961	3,123,038	134,529	(314,709)	51,204	(2,175)	—	—	2,991,887
Fundamental Large Cap Core	99,856	8,100,329	310,200	(384,261)	109,993	(147,815)	—	—	7,988,446
Health Sciences	474,266	3,123,038	282,745	(136,035)	23,343	(229,332)	—	—	3,063,759
High Yield	302,842	1,037,148	109,500	(95,794)	3,202	(27,422)	12,806	—	1,026,634
International Dynamic Growth	83,009	1,447,841	136,050	(136,843)	40,834	(64,277)	—	—	1,423,605
International Growth	135,624	5,417,359	370,640	(195,426)	34,822	(346,213)	—	—	5,281,182
International Small Company	316,834	4,156,802	328,620	(159,800)	34,139	(304,281)	—	—	4,055,480
Mid Cap Growth	473,566	—	12,891,491	(300,837)	(69,336)	(2,926,872)	—	$2,519,503	9,594,446
|	17

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	—	$9,967,489	$269,040	$(10,038,392)	$1,824,362	$(2,022,499)	—	—	—
Mid Value	611,862	12,182,556	640,564	(1,090,356)	220,414	(217,671)	—	—	$11,735,507
Science & Technology	279,081	1,561,519	117,000	(137,007)	16,405	(31,345)	—	—	1,526,572
Small Cap Growth	81,542	2,346,235	176,309	(281,352)	96,795	(70,293)	—	—	2,267,694
Small Cap Value	124,258	3,097,110	277,629	(372,771)	117,480	(139,735)	—	—	2,979,713
Strategic Equity Allocation	4,346,323	65,235,474	2,417,696	(2,515,996)	285,652	(1,531,881)	—	—	63,890,945
Strategic Income Opportunities	46,538	519,009	51,870	(41,680)	470	(16,352)	$4,379	—	513,317
					$3,386,634	$(11,315,988)	$97,789	$2,519,503	$192,010,913
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	454,665	$4,632,119	$387,764	$(338,369)	$26,069	$(83,643)	—	—	$4,623,940
Blue Chip Growth	306,380	20,658,405	778,397	(906,533)	177,263	(559,963)	—	—	20,147,569
Bond	54,568	889,423	85,337	(69,892)	(444)	(15,508)	$7,025	—	888,916
Capital Appreciation	509,992	12,812,080	642,423	(1,150,118)	203,997	37,430	—	—	12,545,812
Capital Appreciation Value	850,589	10,755,932	323,441	(385,337)	18,815	4,576	—	—	10,717,427
Disciplined Value	592,326	15,408,084	708,594	(910,684)	164,372	(348,987)	—	—	15,021,379
Disciplined Value International	1,004,612	14,442,580	655,278	(530,861)	54,173	(817,804)	—	—	13,803,366
Emerging Markets Debt	201,301	1,796,813	163,823	(64,051)	(60)	(115,013)	20,233	—	1,781,512
Emerging Markets Equity	1,826,040	25,697,780	2,417,920	(819,759)	144,878	(2,734,500)	—	—	24,706,319
Equity Income	1,040,752	23,333,379	1,028,843	(1,241,497)	159,203	(789,281)	111,606	—	22,490,647
Financial Industries	221,153	5,397,154	163,006	(519,645)	95,906	(5,671)	—	—	5,130,750
Fundamental Large Cap Core	173,715	14,040,527	325,404	(414,760)	124,905	(178,878)	—	—	13,897,198
Health Sciences	818,431	5,396,714	513,941	(272,717)	63,823	(414,695)	—	—	5,287,066
High Yield	528,025	1,794,448	157,588	(120,345)	4,626	(46,312)	22,095	—	1,790,005
International Dynamic Growth	141,806	2,509,583	173,404	(213,790)	78,913	(116,134)	—	—	2,431,976
18	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Growth	232,186	$9,383,821	$366,094	$(177,294)	$37,462	$(568,750)	—	—	$9,041,333
International Small Company	540,770	7,217,667	348,450	(183,389)	41,482	(502,351)	—	—	6,921,859
Mid Cap Growth	807,536	—	22,080,565	(611,916)	(52,304)	(5,055,670)	—	$4,301,763	16,360,675
Mid Cap Stock	—	17,276,928	321,156	(17,265,455)	3,909,366	(4,241,995)	—	—	—
Mid Value	1,048,425	21,058,483	723,575	(1,698,224)	323,260	(298,305)	—	—	20,108,789
Science & Technology	474,591	2,706,625	121,344	(208,877)	52,977	(76,058)	—	—	2,596,011
Small Cap Growth	138,960	4,066,794	243,205	(493,981)	183,766	(135,308)	—	—	3,864,476
Small Cap Value	210,468	5,351,783	361,815	(632,360)	138,087	(172,305)	—	—	5,047,020
Strategic Equity Allocation	7,490,532	113,143,096	2,945,627	(3,900,340)	483,716	(2,561,272)	—	—	110,110,827
Strategic Income Opportunities	81,143	896,843	74,119	(48,652)	831	(28,139)	$7,559	—	895,002
					$6,435,082	$(19,824,536)	$168,518	$4,301,763	$330,209,874
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	764,647	$7,867,803	$654,003	$(646,254)	$60,843	$(159,932)	—	—	$7,776,463
Blue Chip Growth	516,072	35,119,530	687,924	(1,222,711)	302,685	(950,501)	—	—	33,936,927
Bond	91,772	1,513,793	154,358	(146,135)	(775)	(26,277)	$11,887	—	1,494,964
Capital Appreciation	856,210	21,776,169	528,991	(1,658,470)	338,214	77,870	—	—	21,062,774
Capital Appreciation Value	1,418,373	18,319,117	384,530	(874,032)	26,752	15,128	—	—	17,871,495
Disciplined Value	1,004,863	26,235,423	826,670	(1,265,126)	220,049	(533,697)	—	—	25,483,319
Disciplined Value International	1,691,437	24,579,964	738,168	(784,414)	75,573	(1,368,943)	—	—	23,240,348
Emerging Markets Debt	340,158	3,056,710	296,454	(147,759)	162	(195,168)	34,233	—	3,010,399
Emerging Markets Equity	3,074,779	43,667,620	3,198,182	(868,352)	162,227	(4,557,920)	—	—	41,601,757
Equity Income	1,758,986	39,647,396	1,092,790	(1,660,427)	196,993	(1,265,074)	189,453	—	38,011,678
Financial Industries	375,608	9,185,925	207,506	(838,098)	183,049	(24,266)	—	—	8,714,116
Fundamental Large Cap Core	289,422	23,889,276	290,547	(939,684)	298,903	(385,295)	—	—	23,153,747
|	19

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	1,381,685	$9,198,089	$671,379	$(348,918)	$64,040	$(658,904)	—	—	$8,925,686
High Yield	888,023	3,050,286	285,991	(255,090)	9,147	(79,935)	$37,387	—	3,010,399
International Dynamic Growth	240,262	4,263,621	268,885	(350,762)	132,613	(193,868)	—	—	4,120,489
International Growth	391,760	15,931,412	434,251	(207,376)	50,744	(953,903)	—	—	15,255,128
International Small Company	911,676	12,264,118	420,300	(228,351)	50,641	(837,251)	—	—	11,669,457
Mid Cap Growth	1,368,196	—	37,231,807	(814,274)	(102,684)	(8,595,200)	—	$7,330,594	27,719,649
Mid Cap Stock	—	29,357,234	195,667	(28,973,983)	7,131,351	(7,710,269)	—	—	—
Mid Value	1,770,533	35,841,413	434,864	(2,361,948)	425,231	(380,729)	—	—	33,958,831
Science & Technology	806,285	4,599,044	155,840	(305,669)	133,562	(172,397)	—	—	4,410,380
Small Cap Growth	235,459	6,910,831	247,216	(683,400)	254,412	(180,933)	—	—	6,548,126
Small Cap Value	356,564	9,144,818	416,915	(955,597)	196,989	(252,720)	—	—	8,550,405
Strategic Equity Allocation	12,679,964	191,859,720	3,069,871	(5,030,147)	677,017	(4,180,991)	—	—	186,395,470
Strategic Income Opportunities	136,464	1,526,422	134,912	(109,812)	1,744	(48,067)	12,795	—	1,505,199
					$10,889,482	$(33,619,242)	$285,755	$7,330,594	$557,427,206
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	1,258,977	$13,052,966	$967,369	$(1,060,344)	$(10,371)	$(145,828)	—	—	$12,803,792
Blue Chip Growth	847,599	57,884,999	380,888	(1,438,273)	358,056	(1,447,575)	—	—	55,738,095
Bond	151,040	2,513,005	185,171	(193,223)	(27)	(44,488)	$19,565	—	2,460,438
Capital Appreciation	1,405,119	35,889,779	482,497	(2,473,666)	479,982	187,336	—	—	34,565,928
Capital Appreciation Value	2,360,268	30,544,893	209,450	(1,083,767)	85,593	(16,796)	—	—	29,739,373
Disciplined Value	1,638,730	43,235,713	866,304	(2,048,302)	199,612	(695,143)	—	—	41,558,184
Disciplined Value International	2,786,993	40,833,133	882,318	(1,295,480)	(23,293)	(2,103,397)	—	—	38,293,281
Diversified Real Assets	209,682	2,534,801	12,287	(195,824)	568	74,194	—	—	2,426,026
Emerging Markets Debt	896,102	8,122,245	583,263	(261,661)	(4,093)	(509,254)	90,255	—	7,930,500
20	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	4,947,543	$71,213,306	$4,142,360	$(1,302,527)	$(76,830)	$(7,036,054)	—	—	$66,940,255
Equity Income	2,872,838	65,343,622	1,185,249	(2,711,684)	112,119	(1,847,272)	$311,360	—	62,082,034
Financial Industries	615,383	15,255,441	147,221	(1,392,073)	69,390	196,916	—	—	14,276,895
Fundamental Large Cap Core	474,578	39,005,183	85,149	(982,261)	38,985	(180,781)	—	—	37,966,275
Health Sciences	2,280,397	15,276,580	937,331	(497,760)	29,248	(1,014,034)	—	—	14,731,365
High Yield	1,608,324	5,572,308	396,741	(389,013)	(3,427)	(124,391)	67,746	—	5,452,218
International Dynamic Growth	395,580	7,084,259	273,960	(472,271)	64,633	(166,385)	—	—	6,784,196
International Growth	645,325	26,468,092	367,372	(206,214)	(278)	(1,500,002)	—	—	25,128,970
International Small Company	1,499,654	20,352,628	501,313	(361,995)	43,875	(1,340,250)	—	—	19,195,571
Mid Cap Growth	2,198,139	—	59,683,000	(997,848)	(106,517)	(14,044,346)	—	$11,959,417	44,534,289
Mid Cap Stock	—	47,932,810	540,173	(47,554,951)	17,968,295	(18,886,327)	—	—	—
Mid Value	2,875,462	58,672,866	274,345	(3,893,397)	(57,860)	155,410	—	—	55,151,364
Science & Technology	1,313,665	7,638,290	77,233	(466,256)	130,862	(194,383)	—	—	7,185,746
Small Cap Growth	380,092	11,265,969	196,588	(1,016,675)	382,841	(258,365)	—	—	10,570,358
Small Cap Value	577,278	14,847,719	364,787	(1,274,920)	237,195	(331,644)	—	—	13,843,137
Strategic Equity Allocation	20,779,786	318,119,537	719,149	(7,718,384)	2,369,465	(8,026,906)	—	—	305,462,861
Strategic Income Opportunities	224,775	2,536,006	168,393	(148,866)	(2,476)	(73,785)	21,085	—	2,479,272
					$22,285,547	$(59,373,550)	$510,011	$11,959,417	$917,300,423
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,629,282	$16,786,312	$1,164,180	$(1,179,152)	$(14,881)	$(186,663)	—	—	$16,569,796
Blue Chip Growth	840,867	57,878,021	402,573	(1,905,775)	504,758	(1,584,140)	—	—	55,295,437
Bond	1,375,705	22,281,080	1,516,714	(992,895)	(19,180)	(375,491)	$173,001	—	22,410,228
Capital Appreciation	1,364,103	35,204,752	488,656	(2,789,915)	776,673	(123,243)	—	—	33,556,923
Capital Appreciation Value	1,710,240	22,024,702	220,778	(748,888)	76,658	(24,223)	—	—	21,549,027
Core Bond	711,371	9,128,304	654,357	(422,524)	(25,753)	(136,354)	81,050	—	9,198,030
|	21

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value	1,590,996	$42,159,555	$880,004	$(2,212,261)	$238,142	$(717,790)	—	—	$40,347,650
Disciplined Value International	2,662,053	39,062,436	793,896	(1,255,747)	(10,437)	(2,013,543)	—	—	36,576,605
Diversified Real Assets	1,243,047	15,179,969	104,215	(1,344,316)	3,543	438,644	—	—	14,382,055
Emerging Markets Debt	1,818,524	16,485,839	1,147,537	(499,921)	(9,141)	(1,030,377)	$182,774	—	16,093,937
Emerging Markets Equity	4,500,891	65,092,546	3,779,976	(1,504,269)	(89,033)	(6,382,170)	—	—	60,897,050
Equity Income	2,899,035	66,102,183	986,356	(2,701,508)	198,732	(1,937,627)	314,328	—	62,648,136
Financial Industries	658,595	16,348,541	183,129	(1,539,730)	82,825	204,632	—	—	15,279,397
Fundamental Global Franchise	370,953	5,501,364	90,468	(211,502)	10,568	(12,086)	—	—	5,378,812
Fundamental Large Cap Core	451,487	37,392,718	105,692	(1,242,880)	380,881	(517,426)	—	—	36,118,985
Global Equity	348,674	5,456,332	64,146	(127,119)	9,062	(210,664)	—	—	5,191,757
Health Sciences	2,432,168	16,372,403	843,077	(444,995)	19,441	(1,078,119)	—	—	15,711,807
High Yield	4,011,025	13,700,158	897,947	(686,507)	(3,081)	(311,144)	166,116	—	13,597,373
International Dynamic Growth	277,253	4,987,765	204,836	(367,737)	94,308	(164,290)	—	—	4,754,882
International Growth	650,909	26,807,606	368,493	(323,539)	87,967	(1,594,112)	—	—	25,346,415
International Small Company	1,622,873	22,159,393	470,881	(462,595)	72,801	(1,467,702)	—	—	20,772,778
Mid Cap Growth	2,061,675	—	56,250,488	(1,299,613)	(200,308)	(12,981,032)	—	$11,156,222	41,769,535
Mid Cap Stock	—	44,623,984	675,810	(44,452,350)	17,726,064	(18,573,508)	—	—	—
Mid Value	2,661,665	54,635,628	145,043	(3,829,209)	(72,641)	171,915	—	—	51,050,736
Science & Technology	1,401,095	8,202,102	116,897	(588,545)	158,003	(224,466)	—	—	7,663,991
Small Cap Growth	335,461	9,997,697	164,686	(945,371)	361,870	(249,700)	—	—	9,329,182
Small Cap Value	514,775	13,235,377	419,109	(1,231,909)	355,761	(434,031)	—	—	12,344,307
Strategic Equity Allocation	21,237,350	326,540,891	1,189,652	(9,701,419)	3,081,468	(8,921,554)	—	—	312,189,038
22	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	582,184	$6,478,065	$403,246	$(265,538)	$(2,974)	$(191,307)	$53,757	—	$6,421,492
					$23,792,096	$(60,627,571)	$971,026	$11,156,222	$972,445,361
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	2,019,161	$21,280,963	$1,036,336	$(1,545,545)	$(13,215)	$(223,675)	—	—	$20,534,864
Blue Chip Growth	880,609	61,441,389	736,901	(3,138,742)	828,930	(1,959,650)	—	—	57,908,828
Bond	3,051,568	50,954,367	2,307,049	(2,645,072)	(64,953)	(841,345)	$392,394	—	49,710,046
Capital Appreciation	1,415,901	37,004,667	529,558	(3,395,410)	1,023,820	(331,482)	—	—	34,831,153
Capital Appreciation Value	2,365,936	31,011,164	—	(1,273,216)	13,714	59,130	—	—	29,810,792
Core Bond	2,427,394	32,139,709	1,576,349	(1,748,191)	(117,640)	(464,026)	289,442	—	31,386,201
Disciplined Value	1,608,439	42,800,983	680,164	(2,195,048)	245,632	(741,715)	—	—	40,790,016
Disciplined Value International	2,743,799	40,966,002	360,884	(1,552,226)	(6,969)	(2,067,899)	—	—	37,699,792
Diversified Real Assets	3,078,984	38,052,764	173,638	(3,711,858)	(1,149)	1,110,445	—	—	35,623,840
Emerging Markets Debt	3,227,268	30,066,451	1,475,081	(1,104,189)	(27,846)	(1,848,174)	330,251	—	28,561,323
Emerging Markets Equity	4,406,775	65,045,209	2,610,971	(1,681,353)	(105,914)	(6,245,241)	—	—	59,623,672
Equity Income	3,131,829	71,881,439	1,171,633	(3,483,093)	238,642	(2,129,792)	342,283	—	67,678,829
Financial Industries	656,014	16,463,768	101,270	(1,634,957)	86,662	202,784	—	—	15,219,527
Fundamental Global Franchise	460,888	6,921,338	61,569	(298,431)	2,202	(3,801)	—	—	6,682,877
Fundamental Large Cap Core	446,076	37,339,110	2,712	(1,507,288)	502,829	(651,251)	—	—	35,686,112
Global Equity	529,105	8,302,058	74,778	(190,021)	(3,596)	(304,851)	—	—	7,878,368
Health Sciences	2,393,918	16,590,479	541,395	(617,272)	71,746	(1,121,636)	—	—	15,464,712
High Yield	7,620,509	26,749,116	1,169,947	(1,483,191)	6,278	(608,625)	321,565	—	25,833,525
International Dynamic Growth	204,797	3,733,301	175,607	(344,448)	75,601	(127,792)	—	—	3,512,269
International Growth	709,065	29,566,313	97,370	(403,613)	30,832	(1,679,905)	—	—	27,610,997
International Small Company	1,748,894	24,221,292	270,833	(608,960)	142,962	(1,640,284)	—	—	22,385,843
Mid Cap Growth	2,016,659	—	54,703,231	(773,178)	(27,413)	(13,045,136)	—	$11,062,648	40,857,504
|	23

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	—	$45,047,099	$657,338	$(44,845,432)	$19,154,779	$(20,013,784)	—	—	—
Mid Value	2,646,231	54,651,526	32,411	(4,019,084)	(74,876)	164,730	—	—	$50,754,707
Science & Technology	1,406,405	8,295,239	90,649	(625,726)	178,020	(245,149)	—	—	7,693,033
Small Cap Growth	315,123	9,496,074	101,732	(944,550)	367,127	(256,815)	—	—	8,763,568
Small Cap Value	477,015	12,437,124	294,725	(1,221,449)	327,414	(399,002)	—	—	11,438,812
Strategic Equity Allocation	22,238,072	345,302,848	—	(12,220,426)	3,937,917	(10,120,685)	—	—	326,899,654
Strategic Income Opportunities	1,879,204	21,488,892	857,464	(982,057)	(12,220)	(624,462)	$176,812	—	20,727,617
					$26,779,316	$(66,159,088)	$1,852,747	$11,062,648	$1,121,568,481
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,459,408	$25,364,804	$1,487,698	$(1,544,527)	$(15,551)	$(280,246)	—	—	$25,012,178
Blue Chip Growth	782,176	53,425,562	78,319	(1,059,190)	364,845	(1,373,661)	—	—	51,435,875
Bond	4,282,918	69,095,007	4,267,569	(2,353,916)	(33,134)	(1,206,785)	$540,837	—	69,768,741
Capital Appreciation	1,171,246	29,932,238	99,959	(1,784,378)	833,342	(268,513)	—	—	28,812,648
Capital Appreciation Value	3,369,874	43,294,102	—	(947,726)	99,564	14,474	—	—	42,460,414
Core Bond	4,331,148	55,245,821	3,698,519	(1,944,122)	(33,651)	(964,818)	498,335	—	56,001,749
Disciplined Value	1,415,959	36,848,459	992,119	(1,507,435)	97,381	(521,809)	—	—	35,908,715
Disciplined Value International	2,634,202	37,933,461	1,012,446	(783,080)	(5,032)	(1,963,855)	—	—	36,193,940
Diversified Real Assets	5,441,698	66,141,511	—	(5,148,420)	17,439	1,949,921	—	—	62,960,451
Emerging Markets Debt	5,241,690	47,588,928	2,803,963	(986,490)	(46,913)	(2,970,530)	530,184	—	46,388,958
Emerging Markets Equity	3,954,269	56,841,250	2,761,576	(467,879)	(37,059)	(5,596,623)	—	—	53,501,265
Equity Income	2,789,547	62,914,565	1,589,897	(2,555,955)	104,498	(1,770,893)	302,253	—	60,282,112
Financial Industries	729,352	17,767,591	353,921	(1,513,950)	72,569	240,832	—	—	16,920,963
Floating Rate Income	1,924,879	15,928,897	737,864	(690,272)	2,393	(40,883)	110,980	—	15,937,999
Fundamental Global Franchise	1,093,265	16,007,377	293,263	(450,877)	14,280	(11,707)	—	—	15,852,336
24	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Fundamental Large Cap Core	362,303	$29,633,898	$44,697	$(595,145)	$233,569	$(332,743)	—	—	$28,984,276
Global Equity	1,139,594	17,560,976	261,601	(199,253)	(6,403)	(648,360)	—	—	16,968,561
Health Sciences	2,659,025	17,900,168	562,690	(119,203)	30,593	(1,196,948)	—	—	17,177,300
High Yield	11,720,434	40,038,707	2,170,676	(1,554,118)	4,712	(927,705)	$488,414	—	39,732,272
International Dynamic Growth	267,981	4,769,149	181,213	(282,911)	51,604	(123,174)	—	—	4,595,881
International Growth	649,636	26,683,702	233,188	(124,782)	51,904	(1,547,172)	—	—	25,296,840
International Small Company	1,927,844	26,077,976	527,846	(290,849)	83,159	(1,721,727)	—	—	24,676,405
Mid Cap Growth	1,946,273	—	52,286,478	(408,370)	(111,218)	(12,335,405)	—	$10,525,768	39,431,485
Mid Cap Stock	—	41,738,706	161,481	(41,071,355)	19,132,548	(19,961,380)	—	—	—
Mid Value	2,512,707	50,789,635	58,859	(2,728,931)	(69,051)	143,211	—	—	48,193,723
Science & Technology	1,552,605	8,988,654	6,023	(422,606)	140,242	(219,566)	—	—	8,492,747
Short Duration Bond	1,099,875	10,880,874	581,495	(422,445)	(1,247)	(127,916)	77,360	—	10,910,761
Small Cap Growth	273,954	8,094,283	82,531	(657,261)	270,592	(171,481)	—	—	7,618,664
Small Cap Value	421,142	10,581,436	424,006	(838,234)	194,175	(262,388)	—	—	10,098,995
Strategic Equity Allocation	22,791,520	346,398,463	1,184,039	(6,410,583)	1,629,163	(7,765,736)	—	—	335,035,346
Strategic Income Opportunities	4,883,868	54,261,323	2,853,171	(1,610,083)	(24,273)	(1,611,077)	453,397	—	53,869,061
					$23,045,040	$(63,574,663)	$3,001,760	$10,525,768	$1,288,520,661
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,315,850	$24,386,299	$904,676	$(1,472,717)	$(14,351)	$(251,716)	—	—	$23,552,191
Blue Chip Growth	437,576	30,470,495	830,208	(1,982,023)	595,686	(1,139,395)	—	—	28,774,971
Bond	5,274,216	88,362,949	2,966,882	(3,845,300)	(86,802)	(1,480,755)	$680,874	—	85,916,974
Capital Appreciation	604,888	15,742,162	395,937	(1,556,199)	794,534	(496,191)	—	—	14,880,243
Capital Appreciation Value	3,804,998	50,206,235	3,234	(2,413,009)	325,095	(178,580)	—	—	47,942,975
Core Bond	5,110,038	67,800,037	2,654,187	(3,161,814)	(202,447)	(1,017,177)	605,878	—	66,072,786
Disciplined Value	808,671	21,776,181	446,850	(1,483,643)	242,148	(473,633)	—	—	20,507,903
|	25

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	1,990,965	$29,225,358	$601,186	$(988,580)	$43,034	$(1,525,145)	—	—	$27,355,853
Diversified Real Assets	6,497,650	80,549,813	191,186	(8,035,709)	124,208	2,348,312	—	—	75,177,810
Emerging Markets Debt	5,642,562	52,838,379	2,164,071	(1,770,249)	(67,380)	(3,228,145)	$581,481	—	49,936,676
Emerging Markets Equity	2,287,616	33,214,753	1,789,576	(812,148)	(19,204)	(3,221,530)	—	—	30,951,447
Equity Income	1,658,297	38,205,549	844,613	(2,238,958)	291,790	(1,267,206)	182,673	—	35,835,788
Financial Industries	577,845	14,349,146	380,128	(1,590,226)	95,922	171,042	—	—	13,406,012
Floating Rate Income	2,961,952	25,350,859	496,835	(1,266,377)	4,266	(60,618)	174,013	—	24,524,965
Fundamental Global Franchise	1,340,451	20,435,620	184,239	(1,195,265)	222,180	(210,234)	—	—	19,436,540
Fundamental Large Cap Core	136,167	11,500,912	126,544	(697,807)	239,291	(275,573)	—	—	10,893,367
Global Equity	1,369,629	21,706,374	266,307	(791,961)	166,518	(953,464)	—	—	20,393,774
Health Sciences	2,083,812	14,368,791	652,189	(644,283)	82,985	(998,258)	—	—	13,461,424
High Yield	12,997,411	45,984,714	1,184,940	(2,075,588)	(1,716)	(1,031,127)	553,345	—	44,061,223
International Dynamic Growth	221,881	4,047,170	226,308	(408,822)	84,686	(144,079)	—	—	3,805,263
International Growth	481,918	20,097,662	379,818	(605,055)	136,072	(1,242,609)	—	—	18,765,888
International Small Company	1,482,092	20,357,998	463,719	(599,255)	137,851	(1,389,541)	—	—	18,970,772
Mid Cap Growth	1,366,345	—	37,359,095	(1,141,157)	35,817	(8,571,605)	—	$7,218,043	27,682,150
Mid Cap Stock	—	29,581,686	703,516	(29,713,386)	14,856,858	(15,428,674)	—	—	—
Mid Value	1,764,011	36,298,824	475,288	(3,039,159)	(8,126)	106,912	—	—	33,833,739
Science & Technology	1,225,412	7,193,159	249,139	(689,077)	173,446	(223,661)	—	—	6,703,006
Short Duration Bond	3,432,306	35,189,265	858,987	(1,590,335)	(9,592)	(399,848)	246,510	—	34,048,477
Small Cap Growth	264,995	7,908,404	221,487	(858,076)	328,313	(230,615)	—	—	7,369,513
Small Cap Value	407,368	10,419,824	463,977	(1,062,903)	235,123	(287,338)	—	—	9,768,683
26	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	17,117,919	$266,978,862	$1,806,651	$(12,577,643)	$3,607,584	$(8,182,052)	—	—	$251,633,402
Strategic Income Opportunities	6,857,532	78,863,118	1,961,117	(2,856,037)	(38,553)	(2,291,063)	$649,443	—	75,638,582
					$22,375,236	$(53,573,566)	$3,674,217	$7,218,043	$1,141,302,397
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	1,334,485	$14,069,523	$479,072	$(823,405)	$(3,583)	$(149,890)	—	—	$13,571,717
Blue Chip Growth	97,510	6,815,431	63,409	(343,158)	230,721	(354,159)	—	—	6,412,244
Bond	4,232,572	70,742,255	2,659,153	(3,185,227)	(16,616)	(1,250,960)	$552,132	—	68,948,605
Capital Appreciation	100,731	2,637,469	29,990	(238,672)	150,745	(101,554)	—	—	2,477,978
Capital Appreciation Value	2,354,002	30,895,608	236,248	(1,569,332)	274,690	(176,789)	—	—	29,660,425
Core Bond	4,645,506	61,567,419	2,683,900	(3,071,221)	(78,656)	(1,035,044)	554,561	—	60,066,398
Disciplined Value	103,555	2,791,823	68,820	(206,370)	48,465	(76,588)	—	—	2,626,150
Disciplined Value International	784,984	11,729,919	95,182	(453,638)	45,789	(631,570)	—	—	10,785,682
Diversified Real Assets	4,274,330	53,376,610	628,303	(6,233,665)	132,205	1,550,540	—	—	49,453,993
Emerging Markets Debt	3,760,641	34,767,390	1,011,165	(304,649)	(7,940)	(2,184,297)	387,109	—	33,281,669
Emerging Markets Equity	925,983	13,619,423	550,043	(318,262)	(8,811)	(1,313,841)	—	—	12,528,552
Equity Income	419,996	9,733,992	238,989	(654,811)	181,992	(424,050)	46,728	—	9,076,112
Financial Industries	298,948	7,560,383	156,756	(931,623)	61,437	88,642	—	—	6,935,595
Floating Rate Income	2,383,254	20,258,660	560,442	(1,039,939)	2,201	(48,018)	140,602	—	19,733,346
Fundamental Global Franchise	769,081	11,589,520	130,443	(572,872)	90,308	(85,718)	—	—	11,151,681
Fundamental Large Cap Core	67,027	5,664,518	32,262	(317,186)	125,998	(143,398)	—	—	5,362,194
Global Equity	760,142	12,080,171	165,865	(493,568)	115,298	(549,254)	—	—	11,318,512
Global Shareholder Yield	456,774	5,765,955	134,036	(188,224)	12,893	(284,478)	27,661	—	5,440,182
Health Sciences	1,104,554	7,588,288	529,024	(501,589)	75,802	(556,105)	—	—	7,135,420
High Yield	8,859,312	30,916,895	893,469	(1,072,576)	3,097	(707,818)	376,649	—	30,033,067
|	27

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Dynamic Growth	231,862	$4,248,218	$244,877	$(462,592)	$103,260	$(157,324)	—	—	$3,976,439
International Growth	128,165	5,368,451	80,634	(163,756)	41,227	(335,810)	—	—	4,990,746
International Small Company	683,296	9,506,635	185,462	(364,080)	96,893	(678,726)	—	—	8,746,184
Mid Cap Growth	563,772	—	15,682,564	(672,167)	15,368	(3,603,749)	—	$3,039,080	11,422,016
Mid Cap Stock	—	12,541,014	303,236	(12,605,419)	7,607,562	(7,846,393)	—	—	—
Mid Value	734,859	15,376,519	105,504	(1,445,108)	3,420	54,269	—	—	14,094,604
Science & Technology	641,784	3,812,615	68,623	(342,609)	91,995	(120,065)	—	—	3,510,559
Short Duration Bond	3,302,596	33,667,548	1,064,607	(1,573,174)	(11,480)	(385,745)	$238,598	—	32,761,756
Small Cap Growth	108,270	3,311,637	49,047	(391,261)	149,342	(107,764)	—	—	3,011,001
Small Cap Value	164,329	4,356,434	78,200	(477,145)	156,605	(173,482)	—	—	3,940,612
Strategic Equity Allocation	7,697,319	120,529,692	820,553	(6,169,496)	1,807,977	(3,838,136)	—	—	113,150,590
Strategic Income Opportunities	4,317,565	48,995,947	1,582,840	(1,491,201)	(11,041)	(1,453,808)	408,283	—	47,622,737
					$11,487,163	$(27,081,082)	$2,732,323	$3,039,080	$643,226,766
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	448,817	$4,710,822	$131,652	$(225,703)	$(486)	$(51,821)	—	—	$4,564,464
Blue Chip Growth	36,292	2,468,787	67,904	(105,028)	31,061	(76,131)	—	—	2,386,593
Bond	1,751,300	28,771,767	688,232	(413,298)	5,284	(523,314)	$225,300	—	28,528,671
Capital Appreciation	44,534	1,132,195	40,278	(99,527)	28,185	(5,587)	—	—	1,095,544
Capital Appreciation Value	802,103	10,348,058	98,297	(377,207)	61,043	(23,689)	—	—	10,106,502
Core Bond	1,929,873	25,058,170	720,405	(370,723)	(1,251)	(453,338)	224,933	—	24,953,263
Disciplined Value	41,961	1,115,551	37,328	(78,409)	5,967	(16,311)	—	—	1,064,126
Disciplined Value International	278,781	4,033,657	72,411	(69,675)	2,227	(208,167)	—	—	3,830,453
Diversified Real Assets	1,524,126	18,466,075	227,357	(1,651,779)	43,013	549,476	—	—	17,634,142
Emerging Markets Debt	1,396,066	12,826,205	399,571	(60,811)	(76)	(809,709)	143,418	—	12,355,180
28	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	201,458	$2,870,325	$161,322	$(19,784)	$(217)	$(285,919)	—	—	$2,725,727
Equity Income	168,718	3,834,358	138,491	(233,312)	53,614	(147,153)	$18,411	—	3,645,998
Floating Rate Income	1,097,578	9,199,121	160,830	(250,512)	884	(22,376)	64,174	—	9,087,947
Fundamental Global Franchise	264,661	3,930,823	94,210	(191,061)	26,860	(23,252)	—	—	3,837,580
Fundamental Large Cap Core	36,449	2,994,225	97,522	(168,699)	31,702	(38,847)	—	—	2,915,903
Global Equity	273,660	4,262,004	86,820	(119,862)	13,335	(167,495)	—	—	4,074,802
Global Shareholder Yield	203,334	2,529,349	62,293	(50,356)	112	(119,688)	12,168	—	2,421,710
High Yield	3,318,619	11,492,954	281,057	(260,665)	1,642	(264,868)	140,487	—	11,250,120
International Dynamic Growth	63,907	1,137,179	58,747	(83,710)	12,961	(29,167)	—	—	1,096,010
International Growth	51,340	2,105,239	51,451	(40,623)	7,920	(124,803)	—	—	1,999,184
International Small Company	195,796	2,639,137	51,734	(18,697)	8,794	(174,783)	—	—	2,506,185
Mid Cap Growth	149,678	—	4,072,205	(97,359)	(4,193)	(938,169)	—	$799,045	3,032,484
Mid Cap Stock	—	3,178,323	129,530	(3,246,768)	2,046,634	(2,107,719)	—	—	—
Mid Value	193,256	3,903,283	81,299	(293,047)	37,972	(22,859)	—	—	3,706,648
Short Duration Bond	1,666,806	16,717,465	407,472	(391,949)	(2,438)	(195,831)	119,046	—	16,534,719
Small Cap Growth	27,522	803,473	38,880	(87,548)	27,193	(16,609)	—	—	765,389
Small Cap Value	42,317	1,066,737	63,272	(111,387)	32,959	(36,827)	—	—	1,014,754
Strategic Equity Allocation	2,369,047	36,253,467	607,343	(1,422,192)	287,903	(901,535)	—	—	34,824,986
Strategic Income Opportunities	1,634,711	18,442,668	419,319	(279,012)	(390)	(551,726)	154,338	—	18,030,859
					$2,758,214	$(7,788,217)	$1,102,275	$799,045	$229,989,943
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	399,630	$4,165,168	$263,216	$(317,083)	$(1,289)	$(45,778)	—	—	$4,064,234
Blue Chip Growth	15,933	1,103,032	51,365	(86,394)	12,089	(32,335)	—	—	1,047,757
Bond	1,295,682	21,386,584	1,107,390	(1,005,280)	2,421	(384,456)	$166,024	—	21,106,659
|	29

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	536,697	$7,007,928	$107,205	$(374,492)	$71,890	$(50,152)	—	—	$6,762,379
Core Bond	1,494,129	19,555,754	1,095,150	(979,655)	(4,448)	(347,710)	$174,493	—	19,319,091
Disciplined Value International	172,032	2,531,194	107,574	(146,919)	7,424	(135,559)	—	—	2,363,714
Diversified Real Assets	1,023,990	12,536,068	436,011	(1,517,381)	29,594	363,277	—	—	11,847,569
Emerging Markets Debt	999,975	9,160,284	508,730	(241,045)	(4,597)	(573,591)	101,908	—	8,849,781
Emerging Markets Equity	47,880	693,782	42,851	(19,985)	89	(68,920)	—	—	647,817
Equity Income	69,125	1,591,166	71,342	(129,147)	4,474	(44,039)	7,650	—	1,493,796
Floating Rate Income	908,668	7,682,998	326,995	(468,530)	1,399	(19,095)	53,130	—	7,523,767
Fundamental Global Franchise	162,137	2,435,758	53,556	(138,652)	30,688	(30,361)	—	—	2,350,989
Fundamental Large Cap Core	24,812	2,063,005	57,483	(129,007)	4,191	(10,689)	—	—	1,984,983
Global Equity	175,383	2,764,534	63,287	(115,986)	24,193	(124,574)	—	—	2,611,454
Global Shareholder Yield	167,542	2,107,435	75,622	(88,156)	8,091	(107,562)	10,069	—	1,995,430
High Yield	2,382,483	8,264,851	368,098	(367,731)	(224)	(188,376)	100,342	—	8,076,618
International Dynamic Growth	39,099	708,051	54,487	(81,662)	2,958	(13,288)	—	—	670,546
International Growth	31,367	1,305,721	39,650	(52,074)	10,622	(82,494)	—	—	1,221,425
International Small Company	98,675	1,343,150	63,427	(59,460)	16,845	(100,925)	—	—	1,263,037
Mid Cap Growth	62,569	—	1,748,860	(87,232)	978	(394,959)	—	$331,178	1,267,647
Mid Cap Stock	—	1,364,811	40,003	(1,378,416)	668,173	(694,571)	—	—	—
Mid Value	81,446	1,670,244	55,167	(168,796)	3,078	2,446	—	—	1,562,139
Short Duration Bond	1,455,269	14,686,004	669,670	(746,270)	(5,104)	(168,033)	103,752	—	14,436,267
Small Cap Value	28,106	725,023	47,497	(95,121)	25,662	(29,079)	—	—	673,982
Strategic Equity Allocation	1,345,859	20,874,344	304,736	(1,033,710)	281,470	(642,709)	—	—	19,784,131
30	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Income Opportunities	1,180,711	$13,317,424	$614,139	$(510,949)	$(5,837)	$(391,533)	$110,658	—	$13,023,244
					$1,184,830	$(4,315,065)	$828,026	$331,178	$155,948,456
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
|	31